Income tax credit/(expense) - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2023	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021
Current tax
Total current tax expense		£ (77)		£ (5,712)	£ (469)	£ (9,584)
Deferred tax
Origination and reversal of temporary differences		742		9,262	5,415	13,249
Re-measurement of US deferred tax asset				(7,893)		(11,203)
Total deferred tax credit		742		1,369	5,415	2,046		£ (64,019)
Total tax expense
Total income tax credit/(expense)		665		(4,343)	4,946	(7,538)
Tax rate								6.58%
Forecast
Total tax expense
Tax rate							23.43%
UK and US
Current tax
Current tax on loss/profit for the period		(60)		(5,485)	£ (117)	(8,021)
Adjustment in respect of previous years				(562)		(562)
US
Total tax expense
Tax rate					21.00%
UK
Total tax expense
Tax rate	25.00%		19.00%
Other than UK and US
Current tax
Current tax on loss/profit for the period		£ (17)		£ 335	£ (352)	£ (1,001)